SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Special Small Cap Value Fund (the “Fund”)

Effective April 15, 2020, Brian Martin is added as a portfolio manager to the Fund.

I. Prospectus

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Brian Martin, CFA Portfolio Manager / 2020 James M. Tringas, CFA, Portfolio Manager / 2002 Bryant VanCronkhite, CFA, CPA, Portfolio Manager / 2013

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Brian Martin, CFA Special Small Cap Value Fund	Mr. Martin joined Wells Capital Management or one of its predecessor firms in 2004. He currently serves as a Portfolio Manager on the Special Global Equity team.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Brian Martin, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Brian Martin became a portfolio manager of the Fund on April 15, 2020. The information presented in this table is as of March 31, 2019, at which time Brian Martin was not a portfolio manager of the Fund.

Wells Capital Management
Brian Martin, CFA	Special Small Cap Value Fund	$0

April 15, 2020	SCIT040/P204SP2